EVENTS AFTER THE REPORTING DATE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Codere Online Busines [Member]
Reserve Quantities [Line Items]
EVENTS AFTER THE REPORTING DATE

13.	EVENTS AFTER THE REPORTING DATE

From June 30, 2021 and as of October 4, 2021, the segregation of the online business has been completed in the following jurisdictions in accordance with the planned corporate restructuring: Spain, Italy and Mexico. In both Spain and Italy, SEJO is sole shareholder of Codere Online, S.A.U. and Codere Scommesse, S.r.l., respectively. The “Asociación en Participación” or “AenP” (an unincorporated joint venture) between LIFO (the entity which holds the LIFO License, the license under which Codere Online Business currently operates in Mexico) as asociante, and SEJO as asociado, pursuant to which SEJO will have the right to receive 99.99% of any distributed profits, has been constituted and will become effective on Closing, as per the terms of the AenP agreement.

As the planned corporate restructuring could not be consummated by October 1, 2021 with respect to the entities that are located in Colombia, Panama and the City of Buenos Aires (Argentina), respectively, Restructuring Agreements are expected to be entered into prior to November 15 between the relevant Codere Group entity holding the online license and the Codere Online entity in Colombia, Panama and the City of Buenos Aires (Argentina), respectively. In Colombia (Codere Online Colombia, S.A.S.), and in Panama (Codere Online Panama, S.A.), the entities to which Codere Online expects that the licenses pursuant to which Codere Online Business currently operates (in the case of Colombia) or is expected to begin operating in the near future (in the case of the City of Buenos Aires, Argentina), will be transferred, together with the existing businesses, to SEJO, have been incorporated. In Argentina, Codere Online is still in the process of incorporating the entity, with SEJO as majority shareholder, to which the Buenos Aires License will be transferred. Holdco does not expect that the ALTA License granted to Alta Cordillera S.A., a subsidiary of the Codere Group in Panama (“ALTA”), will be transferred to Codere

Online Panama until after ALTA is authorized to operate under the ALTA License, which Holdco does not expect to occur before December 1, 2021. Therefore, the Panama Restructuring Agreement is expected to be entered into among Codere Online Panama and HIPA, to govern the terms and conditions of, among other things, the assignment from HIPA to Codere Online Panama of all assets, contracts, employees and permits necessary for the operation of HIPA’s online gaming business by Codere Online Panama until the ALTA License is transferred to Codere Online Panama, subject to the required authorization from the Panama Gaming Control Board.

Codere Online Business [Member]
Reserve Quantities [Line Items]
EVENTS AFTER THE REPORTING DATE

18.	EVENTS AFTER THE REPORTING DATE

On June 21, 2021, Codere Online Luxembourg, S.A. and its consolidated subsidiaries have entered into a definitive transaction agreement with DD3, a publicly traded special purpose acquisition company, that will result in the Group becoming a public company. The new company, which will be led by the Group’s Managing Director, Moshe Edree, will continue to be managed by its highly experienced management team, including COO, Aviv Sher, and current CFO, Gonzalo De Osma Bucero. Martin Werner, Founding Partner of DD3 Capital Partners, will join the Group’s Board of Directors.

Also, on June 30, 2021, the parent of the Group, Codere, S.A., approved the conversion of debt into equity amounting to 42 million euros and will take place in July 2021 as described in Note 3.m) that will substantially contribute to the improvement of the equity of the Group.

Additionally, during the first part of 2021, the Group formalized an intercompany relationship with Codere Group through four contracts, which will frame and guide the business relationship between the entities. As described in the Note 1 to these combined carve-out financial statements, we are reorganizing the group to create an independent group of companies in order to ease the transaction. This way not only are all of the companies regrouping under Servicios de Juego Online, S.A.U. (“SEJO”), but also new subsidiaries in Latin America are being created.

Further, it is relevant to mention that new marketing restrictions were put in place in Spain beginning in May of 2021; however, we expect to manage and take advantage of the traditional media investment restriction such as TV, Radio, etc. due to the vast management experience in digital media.

Codere Online Luxembourg [Member]
Reserve Quantities [Line Items]
EVENTS AFTER THE REPORTING DATE

6.	EVENTS AFTER THE REPORTING DATE

Thera are not events after the reporting date. Before December 31, 2021, the Business Combination described in Note 1 is expected to be consummated and consequently, among other matters, the transfers described in Note 1 will be completed.